Risk management and financial instruments (Restated) - By Maturity (Details) - Interest Rate Swap - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Total	$ 6,372	$ 7,266
Expiring in 2017
Derivative [Line Items]
Total	$ 1,385
Expiring in 2017 | Minimum
Derivative [Line Items]
Pay rate (as percent)	0.74%
Expiring in 2017 | Maximum
Derivative [Line Items]
Pay rate (as percent)	3.80%
Expiring in 2018
Derivative [Line Items]
Total	$ 1,000
Expiring in 2018 | Minimum
Derivative [Line Items]
Pay rate (as percent)	1.10%
Expiring in 2018 | Maximum
Derivative [Line Items]
Pay rate (as percent)	3.34%
Expiring in 2019
Derivative [Line Items]
Total	$ 657
Expiring in 2019 | Minimum
Derivative [Line Items]
Pay rate (as percent)	1.11%
Expiring in 2019 | Maximum
Derivative [Line Items]
Pay rate (as percent)	1.36%
Expiring in 2020
Derivative [Line Items]
Total	$ 2,623
Expiring in 2020 | Minimum
Derivative [Line Items]
Pay rate (as percent)	1.11%
Expiring in 2020 | Maximum
Derivative [Line Items]
Pay rate (as percent)	2.19%
Expiring in 2021 and thereafter
Derivative [Line Items]
Total	$ 707
Expiring in 2021 and thereafter | Minimum
Derivative [Line Items]
Pay rate (as percent)	1.38%
Expiring in 2021 and thereafter | Maximum
Derivative [Line Items]
Pay rate (as percent)	2.92%